DERIVATIVES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Credit derivative, term	5 years
Cash and securities collateral for derivative contract	$ 4,500	$ 6,200
Cash and securities collateral	142	178
S&P 500, Russell 1000, NASDAQ 100 and Emerging Market Indices
Derivative [Line Items]
Initial margin requirements	222	90
Us Treasury Notes Ultra Long Bonds And Euro Dollar
Derivative [Line Items]
Initial margin requirements	103	196
Euro Stoxx, FTSE100, Topix, ASX200 and EAFE Indices
Derivative [Line Items]
Initial margin requirements	$ 16	$ 16